SCHEDULE OF INTANGIBLE ASSETS (Details)	6 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Intangible asset useful life	10 years
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	10 years
Technology-Based Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	10 years
Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	10 years
Content Assets Licensed Movies And Television Series [Member]
Property, Plant and Equipment [Line Items]
Intangible assets amortization method	Over the license period or estimated period of use
Minimum [Member] | Computer Software and Application [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	5 years
Minimum [Member] | Computer A I Calculation Engine [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	5 years
Maximum [Member] | Computer Software and Application [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	10 years
Maximum [Member] | Computer A I Calculation Engine [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	10 years